Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Jun. 30, 2012 item	Dec. 31, 2011 item
Commitments and contingencies
Number of used aircraft committed to purchase		3
Aircraft purchase commitment with Boeing, Airbus and Pratt and Whitney
Commitments and contingencies
Number of aircraft committed to purchase	242	257
Number of aircraft committed to purchase through sale-leaseback transactions	14	25
Number of used aircraft committed to purchase	7
Number of new spare engines committed to purchase	9	9
Aggregate estimated total remaining payments or purchase commitments	$ 18,500.0	$ 19,200.0
Other flight equipment purchase agreements
Commitments and contingencies
Number of used aircraft committed to purchase		2
Number of new spare engines committed to purchase		9
Aggregate estimated total remaining payments or purchase commitments		34.8
Other flight equipment purchase agreements | AeroTurbine, Inc.
Commitments and contingencies
Number of new spare engines committed to purchase	13
Aggregate estimated total remaining payments or purchase commitments	$ 40.7